PROJECT ASSETS	12 Months Ended
Dec. 31, 2021
PROJECT ASSETS
PROJECT ASSETS

6. PROJECT ASSETS

Project assets consisted of the following at December 31, 2020 and 2021, respectively:

	At December 31,
	2020	2021
Project assets - Module cost	$3,877,147	$1,077,213
Project assets - Development and construction cost	23,367,183	14,631,425
Project assets - Others	1,026,662	429,199
Total project assets	$28,270,992	$16,137,837

Current portion	24,992,068	9,587,254
Non-current portion	3,278,924	6,550,583